Risk management - Spain real estate business concentration information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution of portfolio
Financial assets	€ 176,554	€ 184,596	€ 191,124
Spain | Gross carrying amount
Distribution of portfolio
Financial assets	215,330	€ 204,810	€ 215,764
Spain | Real estate operations in Spain | Gross carrying amount
Distribution of portfolio
Financial assets	2,871
Spain | Real estate operations in Spain | Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	164
Spain | Real estate operations in Spain | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	2,707
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	1,454
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | Residential Property Collateral
Distribution of portfolio
Financial assets	844
Spain | Real estate operations in Spain | Gross carrying amount | Buildings | Non-residential Property Collateral
Distribution of portfolio
Financial assets	610
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,185
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential Property Collateral
Distribution of portfolio
Financial assets	1,124
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Non-residential Property Collateral
Distribution of portfolio
Financial assets	61
Spain | Real estate operations in Spain | Gross carrying amount | Land | With property collateral
Distribution of portfolio
Financial assets	68
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed Land Collateral
Distribution of portfolio
Financial assets	44
Spain | Real estate operations in Spain | Gross carrying amount | Land | Undeveloped Land Collateral
Distribution of portfolio
Financial assets	€ 24